Income taxes - Provision for income taxes (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Deferred income taxes:
U.S. federal	$ (257)		$ (21,711)
Reservoir Holdings Inc And Subsidiaries
Current income taxes:
U.S. federal		$ (216,528)		$ 236,057
State and local		8,827		192,141
Foreign		581,232		119,709
Total current		373,531		547,907
Deferred income taxes:
U.S. federal		2,188,194		2,775,979
State and local		259,182		(114,785)
Foreign		(366,754)		990,040
Total deferred		2,080,622		3,651,234
Income tax expense		$ 2,454,153		$ 4,199,141